Other Income (Tables)	6 Months Ended
Jun. 30, 2025
Other Income [Abstract]
Schedule of Other Income
	For the six months ended June 30,
	2024 (Unaudited)	2025 (Unaudited)	2025 (Unaudited)
	S$	S$	$
Interest income	5	52,991	41,663
Government grants	2,784	3,596	2,827
Total other income	2,789	56,587	44,490